Condensed Financial Information of the Company - Consolidated Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,833,031	$ 251,124	¥ 2,020,191
Short-term investments	335	46	1,023
Prepayments and other current assets, net	1,365,761	187,108	973,127
Total current assets	3,779,680	517,814	3,466,910
Non-current assets
Long-term investments	817,330	111,974	937,460
Other non-current assets	86,059	11,790	160,428
Total non-current assets	1,724,621	236,272	2,166,274
Total assets	5,504,301	754,086	5,633,184
Current liabilities
Accrued expenses and other current liabilities	2,756,805	377,681	2,437,210
Income tax payable	35,804	4,905	31,603
Total current liabilities	3,081,781	422,202	2,728,145
Deferred tax liabilities	43,046	5,897	54,540
Other non-current liabilities	172,348	23,612	189,943
Total non-current liabilities	215,394	29,509	244,483
Total liabilities	3,297,175	451,711	2,972,628
Redeemable noncontrolling interests	189,725	25,992	105,978
Shareholders' equity
Additional paid-in capital	2,722,504	372,982	2,711,875
Accumulated losses	(1,232,577)	(168,863)	(613,102)
Accumulated other comprehensive income	410,423	56,228	356,854
Total shareholders' equity	1,900,598	260,381	2,455,871
Total liabilities, mezzanine equity and shareholder's equity	5,504,301	754,086	5,633,184
Related Party [Member]
Current assets
Due from subsidiaries and related parties, net	106,934	14,650	71,505
Current liabilities
Due to subsidiaries and related parties	69,606	9,536	84,147
Common Class A [Member]
Shareholders' equity
Ordinary shares	83	11	81
Common Class B [Member]
Shareholders' equity
Ordinary shares	165	23	163
Parent Company [Member]
Current assets
Cash and cash equivalents	156,153	21,393	202,028
Prepayments and other current assets, net	2,442	335	2,715
Total current assets	2,852,877	390,843	2,809,390
Non-current assets
Long-term investments	75,831	10,389	152,355
Contractual interests in VIEs and their subsidiaries	57,067	7,818	2,232
Investment in subsidiaries			251,747
Total non-current assets	132,898	18,207	406,334
Total assets	2,985,775	409,050	3,215,724
Current liabilities
Accrued expenses and other current liabilities	10,822	1,482	12,730
Investment deficit in subsidiaries	325,009	44,526
Income tax payable	13,526	1,853	14,322
Total current liabilities	939,517	128,713	608,581
Deferred tax liabilities	531	73	8,277
Other non-current liabilities	145,129	19,883	142,995
Total non-current liabilities	145,660	19,956	151,272
Total liabilities	1,085,177	148,669	759,853
Shareholders' equity
Additional paid-in capital	2,722,504	372,982	2,711,875
Accumulated losses	(1,232,577)	(168,863)	(613,102)
Accumulated other comprehensive income	410,423	56,228	356,854
Total shareholders' equity	1,900,598	260,381	2,455,871
Total liabilities, mezzanine equity and shareholder's equity	2,985,775	409,050	3,215,724
Parent Company [Member] | Related Party [Member]
Current assets
Due from subsidiaries and related parties, net	2,694,282	369,115	2,604,647
Current liabilities
Due to subsidiaries and related parties	590,160	80,852	581,529
Parent Company [Member] | Common Class A [Member]
Shareholders' equity
Ordinary shares	83	11	81
Parent Company [Member] | Common Class B [Member]
Shareholders' equity
Ordinary shares	¥ 165	$ 23	¥ 163